Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 55,190	$ 40,000	$ 60,612	$ 0
Operating expenses
Research and development	102,901	36,472	203,185	367,275
General and administrative	404,710	394,500	1,566,962	1,188,211
Total operating expenses	507,611	430,972	1,770,147	1,555,486
Loss from operations	(452,421)	(390,972)	(1,709,535)	(1,555,486)
Interest and other income	0	77	101	153
Interest expense	(43,101)	(42,629)	(172,883)	(183,473)
Change in fair value of derivative	(2,883,334)	(1,285,166)	(3,388,166)	(1,014,836)
Net loss	$ (3,378,856)	$ (1,718,690)	$ (5,270,483)	$ (2,753,642)
Basic and diluted net loss per common share	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding	101,640,092	101,316,580	101,527,676	93,186,443